Restricted Net Assets - Additional information (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
China [Member]
Disclosure In Entirety Of Restricted Assets [Line Items]
Restricted net assets	$ 35,000,000	$ 35,000,000